SEMIANNUAL REPORT  APRIL 30, 2001

Prudential
Tax-Managed Small-Cap Fund, Inc.

Fund Type Stock

Objective Long-term capital appreciation

(GRAPHIC)

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Prudential Financial is a service mark of Prudential, Newark, NJ, and its affiliates.

(LOGO)

Build on the Rock

Investment Goals and Style
The Prudential Tax-Managed Small-Cap Fund (the Fund) seeks long-term capital growth by using quantitative investment techniques to buy primarily the stocks of U.S. companies with market capitalizations like those of the S&P SmallCap 600 Stock Price Index (S&P 600 Index). Since May 31, 2000, the Fund also attempts to minimize taxable distributions. Computer-aided portfolio construction helps improve the risk/reward profile of our holdings, but there can be no assurance that the Fund will achieve its investment objective. Smaller-company stocks historically have often performed very differently from stocks of large companies, and so can help diversify a stock portfolio. They may have limited marketability, and may be subject to more abrupt or erratic movements than stocks of larger companies.

Portfolio Breakdown/
Sector Composition

% of the
 Fund's   % of the
 Equity   S&P 600
 Assets    Index
12.2%      13.3% Electronic Technology
11.4       11.7  Finance
 6.9        6.2  Retail Trade
 6.4        4.9  Health Services
 6.3        6.4  Producer Manufacturing
 6.2        6.9  Consumer Durables
 5.7        7.3  Health Technology
 5.6        5.4  Energy Minerals
 5.3        4.1  Distribution Services
 4.9        4.5  Consumer Non-Durables
 4.8        4.6  Consumer Services
 4.4        4.0  Commercial Services
 4.4        3.0  Industrial Services
 3.8        4.5  Process Industries
 3.6        3.9  Technology Services
 3.5        2.8  Transportation
 3.2        4.3  Utilities
 1.0        2.0  Non-Energy Minerals
 0.4        0.2  Communications

Ten Largest Holdings
Expressed as a percentage of the Fund's
equity assets as of 4/30/01
1.1% Universal Health Services, Inc.
     Health Services
1.0  Pharmaceutical Product Dev., Inc.
     Health Services
0.9  Mercury Computer Systems, Inc.
     Electronic Technology
0.9  AdvancePCS
     Health Services
0.9  Energen Corp.
     Utilities
0.9  Shaw Group, Inc.
     Producer Manufacturing
0.8  Cross Timbers Oil Co.
     Energy Minerals
0.8  Constellation Brands, Inc.
     Consumer Non-Durables
0.8  Cullen/Frost Bankers, Inc.
     Finance
0.8  Chicos Fas, Inc.
     Retail Trade

Holdings are subject to change.

        www.PruFN.com  (800) 225-1852

Performance at a Glance

Cumulative Total Returns1      As of 4/30/01
                    Six         One           Since
                   Months       Year        Inception2
Class A            1.70%        6.84%         3.17%
Class B            1.33         6.11          0.56
Class C            1.33         6.11          0.56
Class Z            1.89         7.23          4.12
Lipper Small-Cap
Core Fund Avg.3    1.99         5.74         23.87

Average Annual Total Returns1       As of 3/31/01
                             One           Since
                             Year        Inception2
Class A                     -3.57%         -2.76%
Class B                     -4.23          -2.64
Class C                     -1.24          -2.30
Class Z                      1.71          -1.05

Past performance is not indicative of future results.
Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares.
Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.

2 Inception date: Class A, B, C, and Z, 11/10/97.

3 Lipper average returns are unmanaged and are based on the average return of all funds in each share class for the six-month, one-year, and since inception periods in the Small-Cap Core Fund category. Small-Cap Core funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations less than 250% of the dollar-weighted median market capitalization of the S&P(r) 600 Index. Small-Cap Core funds have a wide latitude in the companies in which they invest, and have an average price/earnings ratio, price-to-book ratio, and three-year earnings growth figure.

S&P(r) is a registered trademark of The McGraw-Hill Companies,
Inc.
                                1

(LOGO)          June 15, 2001

Dear Shareholder,
During the six months ended April 30, 2001, the Prudential Tax-Managed Small-Cap Fund performed in line with our expectations. The Fund's Class A shares outpaced their S&P 600 Index benchmark by more than 0.5%, earning a total return of 1.70% (-3.38% to those paying the maximum one-time Class
A share sales charge). Additionally, the Fund maintained a considerable tax-loss carry-forward, and there were no taxable distributions.

We are especially pleased with the performance of the Fund, as this was the first full year that it was managed in a "tax-aware" manner by the same team that manages the Prudential Tax-Managed Equity Fund. The Fund's managers were able to add value above the S&P 600 Index over a period in which the broad stock market dropped precipitously. We think the improvements in this Fund reflect Prudential's research-based monitoring of the performance of our investment advisers. We appreciate your continued confidence in us.

Sincerely,


David R. Odenath, Jr., President
Prudential Tax-Managed Small-Cap Fund, Inc.

Prudential Tax-Managed Small-Cap Fund, Inc.

       Semiannual Report  April 30, 2001

Investment Adviser's Report

Our quantitative tax-managed investment
discipline--Limiting risk exposures

Our definition of success is a return that is better than the overall market, as measured by the S&P 600 Index, over the long term. So we try to be somewhat like the Index, only a bit better. The Prudential Tax-Managed Small-Cap Fund is managed to reduce the risk of a large deviation in return from the Fund's S&P 600 Index benchmark, while also increasing the likelihood that its performance will be better than the Index.

We classify the market into 19 economic sectors. We allow only small deviations from the benchmark S&P 600 Index in risk factors such as sector, industry, and market capitalization. Such deviations do not come about because we make judgments about which industries or market capitalization group will outpace others. Instead, we attempt to overweight (or underweight) individual stocks on the basis of our assessment of their investment prospects. This sometimes results in an overweight or underweight in particular economic sectors or other categorizations. Over time, we expect our variations from the Index on various risk factors to have only a minor impact on the Fund's return.

How we select stocks
Our primary objective is to add value through judiciously chosen individual securities. Usually, stocks of both fast-growing and slow-growing companies (the latter are often called value stocks) are represented in our portfolio. We have found that no single discipline identifies winners and losers equally well within each style. Consequently, we apply different selection criteria to growth and value stocks.

Research suggests that investors tend to overemphasize recent news while neglecting longer-term trends. So among slow-growing stocks, we tend to buy and hold shares in companies that become underpriced relative to their earnings or book value. We do this in the belief that the market has overreacted
                                 3

Prudential Tax-Managed Small-Cap Fund, Inc.

       Semiannual Report  April 30, 2001

Comments on Largest Holdings  As of 4/30/01
-------------------------------------------
% of the
 Fund's   % of the
 Equity   S&P 600
 Assets    Index
  1.1%      0.8%  Universal Health Services, Inc./Health Services
                  Universal Health Services, an owner/operator of acute care hospitals and ambulatory surgery facilities, was overweighted in the portfolio relative to the S&P 600 Index. It already has a high long-term earnings growth rate, and analysts have steadily upped earnings projections for the upcoming fiscal year.

  1.0%     0.4%   Pharmaceutical Product Development, Inc./Health Services
                  Pharmaceutical Product Development, Inc., a global contracting and consulting services company for the pharmaceutical and biotechnology industries, offers technology, expertise, and resources for the discovery, development, and marketing of medical products. The company has enjoyed a high historical rate of growth and has experienced recent upside earnings surprises.

  0.9%     0.3%   Mercury Computer Systems, Inc./Electronic Technology
                  Mercury Computer Systems, Inc. designs, manufactures, and markets real-time digital processing computer systems for the defense, electronics, and medical diagnostic imaging businesses. The company has enjoyed a high historical rate of growth and has experienced recent upside earnings surprises.

  0.9%     0.5%   AdvancePCS/Health Services
                  AdvancePCS offers health improvement services such as mail service, Internet and retail pharmacy services, information management, and prescription drug services for the uninsured. The company has enjoyed a high historical rate of growth and continues to experience upward earnings revisions by analysts as well as upside earnings surprises.

  0.9%     0.3%   Energen Corp./Utilities
                  A relatively cheap valuation makes this explorer, producer, and distributor of natural gas (primarily in the southern United States) attractive relative to its peers.

                  Holdings are subject to change.
4
                         www.PruFN.com  (800) 225-1852

to past disappointments from these firms. We buy slow-growth stocks with the intention of holding them until they have reached their fair value. Even though earnings may grow slowly for these firms, we believe that the shares have good prospects for capital appreciation should their prices move toward what we believe is their intrinsic value.

Among stocks in rapidly growing companies, however, both theory and practice suggest that investors' overconfidence slows their response to news about future growth. We try to emphasize stocks of companies that have had positive news about their future prospects, in the belief that the market will eventually follow. We hold these stocks until negative news calls into question the firm's ability to sustain profitable future growth. In contrast to value stocks, we de-emphasize price because low prices do not necessarily make attractive growth stocks.

Tax management
The changes in market value of stocks in our portfolio affect our net asset value and our return, but have no tax consequences until the gain or loss is locked in by sale of the shares. This is called "realizing" the gain or loss.

We review our portfolio regularly for stocks that have fallen in value. When appropriate, we may sell some of these shares to realize capital losses and search for stocks with a similar risk profile to purchase as a substitute. We try to keep a tax-loss carry-forward--a net realized loss that can be subtracted from future gains.

Analysis of the period's return
Overall, this Fund outpaced the S&P 600 Index. Most of the value we added relative to the Index came from holdings in the health technology sector. Over the six-month reporting period, the Fund's average weight in this strongly performing sector was greater than its weight in the S&P 600 Index. Additionally, our picks within the sector added value. We avoided some poorly performing stocks such as Protein Designs (down 52%) while emphasizing

Prudential Tax-Managed Small-Cap Fund, Inc.

        Semiannual Report  April 30, 2001

positive contributors such as Genzyme (up 53%) and ResMed (up 76%). Taken together, the effects of overweighting this sector and good security selection added more than 1.5% to relative performance. By period-end, we had taken some profits and reduced our exposure.

Of course, not all of our decisions worked. Positions in Polaroid (down 64%) sold during the period, and Aware Inc.
(down 74%) detracted from performance.

Although we attempt to maintain exposure to major risk factors--such as industries, sectors, market capitalization, and investment style--close to those of the S&P 600 Index, we do allow some leeway. As suggested above, sector allocations helped the Fund's return, boosting performance by almost 1%. In addition, we emphasized slower-growing stocks, which added about 1% to returns.

Prudential Tax-Managed Small-Cap Fund Management Team

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of April 30, 2001 (Unaudited)

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  100.4%
Common Stocks  100.4%
-------------------------------------------------------------------------------------
Commercial Services  4.4%
       5,000   4Kids Entertainment, Inc.(a)                           $       84,500
       6,200   ABM Industries, Inc.                                          191,704
       4,500   Administaff, Inc.(a)                                          108,495
       4,300   ADVO, Inc.                                                    139,707
       8,900   BARRA, Inc.(a)                                                409,756
       6,800   Bowne & Co., Inc.                                              68,000
      15,900   Carreker Corp.(a)                                             388,914
       1,000   CDI Corp.(a)                                                   14,750
       8,500   F.Y.I. Inc.(a)                                                295,375
       6,800   Factset Research Systems, Inc.                                241,400
       9,600   Fair, Issac & Co., Inc.                                       666,432
      17,900   G & K Services, Inc. (Class 'A' Stock)                        342,785
       9,800   Hall, Kinion & Associates, Inc.(a)                             79,870
       3,600   Heidrick & Struggles International, Inc.(a)                    90,900
      17,300   Metro One Telecomm Inc.(a)                                    732,309
      12,300   On Assignment, Inc.(a)                                        210,453
         200   SunGuard Data Systems, Inc.(a)                                 11,054
                                                                      --------------
                                                                           4,076,404
-------------------------------------------------------------------------------------
Communications  0.4%
       9,700   Boston Communications Group, Inc.(a)                          101,268
      19,600   Lightbridge, Inc.(a)                                          262,052
                                                                      --------------
                                                                             363,320
-------------------------------------------------------------------------------------
Consumer Durables  6.2%
      27,400   Arctic Cat, Inc.                                              360,036
       5,900   Clarcor, Inc.                                                 145,730
      16,310   D.R. Horton, Inc.                                             395,028
      11,300   Department 56, Inc.(a)                                         98,875
      15,600   Ethan Allen Interiors, Inc.                                   553,800
      18,600   Fleetwood Enterprises, Inc.                                   240,684
      10,400   Fossil, Inc.(a)                                               195,104
       1,700   Furniture Brands International, Inc.(a)                        38,539

    See Notes to Financial Statements                                      7

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of April 30, 2001 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
       5,300   Harman International Industries, Inc.                  $      168,275
       4,300   La-Z-Boy, Inc.                                                 77,400
       4,100   Libbey, Inc.                                                  137,719
       2,860   M.D.C. Holdings, Inc.                                         123,037
       1,900   NVR, Inc.(a)                                                  362,178
       8,400   Polaris Industries, Inc.                                      325,080
      10,600   Ryland Group, Inc.                                            503,606
       2,100   Salton, Inc.(a)                                                36,288
      11,000   Springs Industries, Inc. (Class 'A' Stock)                    490,050
      27,800   Standard Pacific Corp.                                        567,120
       3,600   THQ, Inc.(a)                                                  137,124
       8,100   Toll Brothers, Inc.(a)                                        287,550
       7,700   Toro Co.                                                      355,355
       3,900   Whirlpool Corp.                                               217,503
         100   WMS Industries, Inc.(a)                                         2,087
                                                                      --------------
                                                                           5,818,168
-------------------------------------------------------------------------------------
Consumer Non-Durables  4.9%
         200   Alberto-Culver Co. (Class 'B' Stock)                            8,148
      17,500   American Greetings Corp. (Class 'A' Stock)                    201,425
       9,000   American Italian Pasta Co. (Class 'A' Stock)(a)               320,400
      15,700   Brown Shoe Co., Inc.                                          309,761
      11,700   Constellation Brands, Inc. (Class 'A' Stock)(a)               763,425
       6,200   Earthgrains Co.                                               139,500
       3,200   IBP, Inc.                                                      50,880
       3,200   J & J Snack Foods Corp.                                        65,920
       3,000   K-Swiss, Inc. (Class 'A' Stock)                                71,280
      20,400   Kellwood Co.                                                  435,540
       5,800   Nautica Enterprises, Inc.(a)                                  106,546
       4,900   NBTY, Inc.(a)                                                  60,760
       9,200   OshKosh B'Gosh, Inc. (Class 'A' Stock)                        249,044
      22,600   Quiksilver, Inc.(a)                                           614,042
       1,000   R. J. Reynolds Tobacco Holdings, Inc.                          58,570
       5,500   Ralcorp Holdings, Inc.(a)                                      91,850
      21,600   Russell Corp.                                                 414,720
         900   Smithfields Foods, Inc.                                        30,825

    8                                      See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of April 30, 2001 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
       8,200   Sola International, Inc.(a)                            $       81,918
       3,500   Timberland Co. (Class 'A' Stock)                              172,620
       4,400   V.F. Corp.                                                    178,596
      10,100   Wolverine World Wide, Inc.                                    179,780
                                                                      --------------
                                                                           4,605,550
-------------------------------------------------------------------------------------
Consumer Services  4.8%
       7,900   Anchor Gaming                                                 430,550
       8,800   Applebee's International, Inc.                                368,720
      25,600   Aztar Corp.                                                   332,032
       8,900   Cec Entertainment, Inc.(a)                                    456,125
      14,100   Cheesecake Factory, Inc.(a)                                   536,646
      13,600   IHOP Corp.(a)                                                 281,520
      14,200   Jack In The Box, Inc.(a)                                      375,874
       8,700   P.F. Chang's China Bistro, Inc.(a)                            337,734
       2,100   Pinnacle Entertainment, Inc.(a)                                20,979
      25,800   Prime Hospitality Corp.(a)                                    265,482
      18,200   RARE Hospitality International, Inc.(a)                       508,690
      20,000   Ruby Tuesday, Inc.                                            381,000
      19,000   Ryan's Family Steak Houses, Inc.(a)                           227,620
                                                                      --------------
                                                                           4,522,972
-------------------------------------------------------------------------------------
Distribution/Services  5.4%
      24,600   Anixter International, Inc.(a)                                648,210
       5,300   Applied Industrial Technologies, Inc.                         100,223
      12,800   Bell Microproducts, Inc.(a)                                   115,200
       5,600   Black Box Corp.(a)                                            325,864
      17,800   Fleming Co., Inc.                                             525,100
       4,900   Kent Electronics Corp.(a)                                     105,840
       9,800   Nash Finch Co.                                                195,020
      12,800   Owens & Minor, Inc.                                           249,088
       2,400   Patterson Dental Co.(a)                                        73,344
       2,500   Performance Food Group Co.(a)                                 134,925
      25,700   Pioneer-Standard Electronics, Inc.                            308,400
      13,000   Polymedica Corp.(a)                                           353,080
      10,700   Priority Healthcare Corp. (Class 'B' Stock)(a)                372,146
      12,250   SCP Pool Corp.(a)                                             385,875
       1,300   SUPERVALU, Inc.                                                17,771

    See Notes to Financial Statements                                      9

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of April 30, 2001 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
      10,800   Syncor International Corp.(a)                          $      380,808
       8,000   United Natural Foods, Inc.(a)                                 111,680
      20,800   United Stationers, Inc.(a)                                    592,176
                                                                      --------------
                                                                           4,994,750
-------------------------------------------------------------------------------------
Electronic Technology  12.2%
       4,400   AAR Corp.                                                      49,412
       3,200   Actel Corp.(a)                                                 73,760
       8,250   Aeroflex, Inc.(a)                                             123,008
       5,850   Alliant Techsystems, Inc.(a)                                  551,070
      17,200   Alpha Industries, Inc.(a)                                     422,604
      11,500   Artesyn Technologies, Inc.(a)                                 174,340
      23,300   Audiovox Corp. (Class 'A' Stock)(a)                           194,555
      13,400   Avid Technology, Inc.(a)                                      232,490
       5,600   Aware Inc.(a)                                                  44,912
      16,600   AXT, Inc.(a)                                                  521,738
      15,600   BE Aerospace, Inc.(a)                                         335,400
      35,400   C-COR.net Corp.(a)                                            254,880
      21,100   Cohu, Inc.                                                    381,910
         400   CTS Corp.                                                       9,600
      19,400   DMC Stratex Networks, Inc.(a)                                 148,798
       3,200   DuPont Photomasks, Inc.(a)                                    178,560
      11,400   Electro Scientific Industries, Inc.(a)                        408,462
       9,200   Electroglas, Inc.(a)                                          144,072
      16,000   ESS Technology, Inc.(a)                                       110,240
      15,800   Esterline Technologies Corp.(a)                               308,100
       3,300   GenCorp, Inc.                                                  39,666
      16,200   General Semiconductor, Inc.(a)                                186,948
       1,800   Helix Technology Corp.                                         55,800
       1,600   Hutchinson Technology, Inc.(a)                                 24,784
       5,300   Kaman Corp. (Class 'A' Stock)                                  88,245
       1,400   Keithley Instruments, Inc.                                     37,170
       6,300   Kemet Corp.(a)                                                129,276
       5,000   Kronos, Inc.(a)                                               170,150
       1,500   L-3 Communications Holdings, Inc.(a)                          115,875
      17,400   Mercury Computer Systems, Inc.(a)                             883,572
      15,200   Methode Eletronics, Inc. (Class 'A' Stock)                     86,944
       1,000   NVIDIA Corp.(a)                                                83,300

    10                                     See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of April 30, 2001 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
      14,900   Park Electrochemical Corp.                             $      350,150
      15,800   Paxar Corp.                                                   186,124
      19,300   PC-Tel., Inc.(a)                                              183,736
       9,800   Pericom Semiconductor Corp.(a)                                176,302
       8,900   Photon Dynamics, Inc.(a)                                      275,900
      16,400   Photronics, Inc.(a)                                           470,844
      33,300   Pinnacle Systems, Inc.(a)                                     353,646
      13,300   Proxim, Inc.(a)                                               185,003
       6,200   Silicon Valley Group, Inc.(a)                                 195,982
      22,972   Stratos Lightwave, Inc.(a)                                    183,545
       7,200   Symbol Technologies, Inc.                                     226,800
       9,400   Synopsys, Inc.(a)                                             539,842
      12,000   Technitrol, Inc.                                              360,960
       9,050   Three-Five Systems, Inc.(a)                                   144,347
       8,600   Trimble Navigation Ltd.(a)                                    141,298
       9,500   Ultratech Stepper, Inc.(a)                                    272,935
      24,800   ViaSat, Inc.(a)                                               434,744
       1,000   Vishay Intertechnology, Inc.(a)                                24,950
      11,400   X-Rite, Inc.                                                  101,916
                                                                      --------------
                                                                          11,378,665
-------------------------------------------------------------------------------------
Energy Minerals  5.6%
         300   Apache Corp.                                                   19,188
       4,600   Barrett Resources Corp.(a)                                    296,010
      28,400   Cross Timbers Oil Co.                                         771,060
       5,690   Howell Corp.                                                   83,074
      15,000   HS Resources, Inc.(a)                                         744,300
       2,400   Key Production Co., Inc.(a)                                    53,880
      14,000   Louis Dreyfus Natural Gas Corp.(a)                            533,400
       7,700   Newfield Exploration Co.(a)                                   277,200
      18,100   Nuevo Energy Co.(a)                                           323,990
      13,800   Patina Oil & Gas Corp.                                        358,800
       9,600   Pogo Producing Co.                                            284,256
      12,900   Remington Oil & Gas Corp. (Class 'B' Stock)(a)                195,693
       5,700   Stone Energy Corp.(a)                                         283,290
       9,400   Swift Energy Co.(a)                                           299,484
       5,000   Tom Brown, Inc.(a)                                            128,000
       1,100   USX-Marathon Group                                             35,156
      25,600   Vintage Petroleum, Inc.                                       528,896
                                                                      --------------
                                                                           5,215,677

    See Notes to Financial Statements                                     11

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of April 30, 2001 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Finance  11.4%
         700   Americredit Corp.                                      $       32,452
       5,200   Astoria Financial Corp.                                       300,872
       6,100   Blanch (E.W.) Holdings, Inc.                                   81,313
      11,100   Centura Banks, Inc.                                           527,805
       6,700   Commerce Bancorp, Inc.                                        462,300
       6,000   Commercial Federal Corp.                                      131,400
       8,200   Community First Bankshares, Inc.                              172,282
      20,000   Copart, Inc.(a)                                               458,200
      23,600   Cullen/Frost Bankers, Inc.                                    755,200
       3,706   Delphi Financial Group, Inc. (Class 'A' Stock)(a)             117,740
       9,800   Downey Financial Corp.                                        421,792
      10,600   East West Bancorp, Inc.                                       220,056
      21,500   Eaton Vance Corp.                                             694,450
      18,100   Fidelity National Financial, Inc.                             423,721
      21,300   First American Financial Corp.                                424,935
      16,200   First Midwest Bancorp, Inc.                                   458,298
       6,300   FirstFed Financial Corp.(a)                                   189,000
       3,800   GBC Bancorp                                                    94,430
         400   Investors Financial Services Corp.                             28,616
         100   LaBranche & Co., Inc.(a)                                        3,600
       5,500   LandAmerica Financial Group, Inc.                             165,000
       8,200   MAF Bancorp, Inc.                                             220,990
       3,100   Mutual Risk Management Ltd.                                    20,026
       5,700   NCO Group, Inc.(a)                                            153,900
      20,400   New York Community Bancorp, Inc.                              688,500
       9,400   Pre-Paid Legal Services, Inc.(a)                              206,800
      12,390   Provident Bankshares Corp.                                    277,288
         900   Radian Group, Inc.                                             69,750
      10,000   Raymond James Financial, Inc.                                 303,500
      11,200   Riggs National Corp.                                          177,520
       8,200   Selective Insurance Group, Inc.                               202,130
       2,200   Silicon Valley Bancshares                                      55,132
      13,500   Southwest Bancorporation of Texas, Inc.(a)                    452,250
       5,030   Southwest Securities Group, Inc.                              111,414

    12                                     See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of April 30, 2001 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
      13,000   Sterling Bancshares, Inc.                              $      234,390
       7,700   Tucker Anthony Sutro Corp.                                    160,006
      10,000   UCBH Holdings, Inc.                                           276,200
       7,900   United Bankshares, Inc.(a)                                    181,700
      16,060   Washington Federal, Inc.                                      409,691
       2,200   Whitney Holding Corp.                                          87,780
      27,900   World Acceptance Corp.                                        190,278
                                                                      --------------
                                                                          10,642,707
-------------------------------------------------------------------------------------
Health Services  6.4%
      20,050   Accredo Health, Inc.(a)                                       682,903
      15,300   AdvancePCS(a)                                                 881,280
      12,400   Cerner Corp.(a)                                               558,372
      29,100   Coventry Health Care, Inc.(a)                                 597,423
       2,900   Dendrite International, Inc.(a)                                34,887
         100   Express Scripts, Inc. (Class 'A' Stock)(a)                      8,490
       9,600   Mid Atlantic Medical Services, Inc.(a)                        195,168
      15,000   Orthodontic Centers of America, Inc.(a)                       408,750
       7,300   PAREXEL International Corp.(a)                                 91,615
       4,400   Pediatrix Medical Group, Inc.(a)                              117,656
      16,100   Pharmaceutical Product Development, Inc.(a)                   958,755
      14,600   Province Healthcare Co.(a)                                    374,052
         200   Quest Diagnostics, Inc.(a)                                     24,640
      11,600   Universal Health Services, Inc. (Class 'B' Stock)(a)        1,041,216
                                                                      --------------
                                                                           5,975,207
-------------------------------------------------------------------------------------
Health Technology  5.7%
      14,500   Alpharma, Inc. (Class 'A' Stock)                              327,990
       7,900   Cephalon, Inc.(a)                                             503,230
      11,700   Coherent, Inc.(a)                                             462,150
       2,800   CONMED Corp.(a)                                                60,452
       8,200   Cooper Cos., Inc.(a)                                          364,080
       3,900   Datascope Corp.                                               147,732
       4,200   Diagnostic Products Corp.                                     276,234
       3,570   Enzo Biochem, Inc.(a)                                          79,254
         700   Genzyme Corp.(a)                                               76,279
         800   IDEC Pharmaceuticals Corp.(a)                                  39,360
      13,100   Invacare Corp.                                                462,430

    See Notes to Financial Statements                                     13

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of April 30, 2001 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
       8,600   Medicis Pharmaceutical Corp. (Class 'A' Stock)(a)      $      427,420
      14,900   Mentor Corp.                                                  342,700
       5,700   MGI Pharma, Inc.(a)                                            63,270
       2,100   Noven Pharmaceuticals, Inc.(a)                                 45,087
       6,200   Organogenesis, Inc.(a)                                         56,730
       4,800   Regeneron Pharmaceuticals, Inc.(a)                            148,848
      10,600   ResMed, Inc.(a)                                               474,880
      11,800   Respironics, Inc.(a)                                          374,532
       6,100   Scott Technologies, Inc.                                      143,350
       8,000   Techne Corp.(a)                                               256,800
         600   Varian Medical Systems, Inc.(a)                                41,340
       4,200   Vital Signs, Inc.                                             167,202
                                                                      --------------
                                                                           5,341,350
-------------------------------------------------------------------------------------
Industrial Services  4.5%
       3,800   Atwood Oceanics, Inc.(a)                                      169,670
         400   BJ Services Co.(a)                                             32,900
       5,200   Butler Manufacturing Co.                                      118,560
      22,600   Cal Dive International, Inc.(a)                               633,026
      22,200   Foster Wheeler Corp.                                          334,110
       6,700   Insituform Technologies, Inc. (Class 'A' Stock)(a)            231,083
         500   Nabors Industries, Inc.(a)                                     29,810
      13,900   Oceaneering International, Inc.(a)                            330,820
      18,500   Offshore Logistics, Inc.(a)                                   490,250
      19,000   Pride International, Inc.(a)                                  505,970
         500   Seacor Smit, Inc.(a)                                           22,900
       6,900   Seitel, Inc.(a)                                               134,619
         300   Smith International, Inc.(a)                                   24,357
      16,900   TETRA Technologies, Inc.(a)                                   412,698
      20,200   Veritas DGC, Inc.(a)                                          656,500
         300   Weatherford International, Inc.(a)                             17,469
                                                                      --------------
                                                                           4,144,742
-------------------------------------------------------------------------------------
Non-Energy Minerals  1.1%
       8,500   Allegheny Technologies, Inc.                                  155,040
         200   Brush Engineered Materials, Inc.                                4,000

    14                                     See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of April 30, 2001 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
      11,700   Cleveland-Cliffs, Inc.                                 $      224,991
       6,700   Pope & Talbot, Inc.                                            92,125
       7,150   Reliance Steel & Aluminum Co.                                 209,495
       8,200   Texas Industries, Inc.                                        251,740
       2,600   Universal Forest Products, Inc.                                42,640
                                                                      --------------
                                                                             980,031
-------------------------------------------------------------------------------------
Process Industries  3.8%
       2,700   Agribrands International, Inc.                                147,069
       6,700   AptarGroup, Inc.                                              211,586
       4,700   Arch Chemicals, Inc.                                           91,650
       7,300   Brady (W.H.) Co.                                              239,440
      19,900   Buckeye Technologies, Inc.(a)                                 242,581
       6,300   Cambrex Corp.                                                 293,076
      18,100   Corn Products International, Inc.                             443,450
       1,100   CUNO, Inc.(a)                                                  28,072
      16,900   Delta & Pine Land Co.                                         403,910
         600   Georgia-Pacific Group                                          19,506
       1,400   H.B. Fuller Co.                                                57,876
       2,800   Intermagnetics General Corp.(a)                                68,880
      11,000   Ionics, Inc.(a)                                               265,100
       9,600   OM Group, Inc.                                                525,120
       2,300   PolyOne Corp.                                                  19,435
      13,900   Tetra Tech, Inc.(a)                                           381,555
       1,300   The Scotts Co. (Class 'A' Stock)(a)                            54,340
       2,300   Wellman, Inc.                                                  42,895
                                                                      --------------
                                                                           3,535,541
-------------------------------------------------------------------------------------
Producer Manufacturing  6.4%
       3,400   ArvinMeritor, Inc.                                             52,326
      17,000   Belden, Inc.                                                  401,370
       8,400   C&D Technologies, Inc.                                        298,032
      19,200   Cable Design Technologies Corp. (Class 'A' Stock)             285,312
       8,800   Commercial Metals Co.                                         226,864
       8,400   Graco, Inc.                                                   230,160
       5,900   Griffon Corp.(a)                                               54,870

    See Notes to Financial Statements                                     15

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of April 30, 2001 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
      20,700   Interface, Inc. (Class 'A' Stock)                      $      159,597
       4,600   JLG Industries, Inc.                                           56,580
      29,900   Lennox International, Inc.                                    319,033
      12,900   Manitowoc Co., Inc.                                           354,750
      21,000   Milacron, Inc.                                                383,250
      10,200   Mueller Industries, Inc.(a)                                   329,970
       7,500   National Service Industries, Inc.                             180,750
       5,000   Oshkosh Truck Corp.                                           194,900
         200   Regal-Beloit Corp.                                              3,780
       2,600   Roper Industries, Inc.                                        108,680
      14,600   Shaw Group, Inc.                                              832,200
       1,400   Simpson Manufacturing, Inc.                                    67,970
      21,450   Smith AO Corp.                                                410,124
       4,000   SPS Technologies, Inc.(a)                                     194,800
       4,000   Tecumseh Products Co. (Class 'A' Stock)                       197,200
       6,800   Tower Automotive, Inc.(a)                                      72,080
      26,900   Visteon Corp.                                                 444,657
       5,100   Watsco, Inc.                                                   65,994
                                                                      --------------
                                                                           5,925,249
-------------------------------------------------------------------------------------
Retail Trade  6.9%
       1,200   American Eagle Outfitters, Inc.(a)                             44,664
       9,100   AnnTaylor Stores Corp.(a)                                     247,975
      14,600   Building Materials Holdings Corp.                             142,350
       3,700   Burlington Coat Factory Warehouse Corp.                        76,220
         300   Casey's General Stores, Inc.                                    3,618
      24,500   Cato Corp. (Class 'A' Stock)                                  431,935
      16,900   Chicos Fas, Inc.(a)                                           753,909
      15,000   Dress Barn, Inc.(a)                                           363,000
       5,900   Factory 2-U, Inc.(a)                                          153,695
       6,800   Footstar, Inc.(a)                                             248,200
       4,700   Great Atlantic & Pacific Tea Co., Inc.                         58,280
      19,700   Group 1 Automotive, Inc.                                      364,450
      10,400   Hot Topic, Inc.(a)                                            347,568
      14,600   Michaels Stores, Inc.(a)                                      493,042

    16                                     See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of April 30, 2001 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
       1,800   O'Reilly Automotive, Inc.(a)                           $       42,570
      10,900   Pacific Sunwear of California, Inc.(a)                        303,674
      31,600   Pep Boys - Manny, Moe & Jack                                  151,364
      58,900   Pier 1 Imports, Inc.                                          653,790
       9,500   Regis Corp.                                                   175,750
       2,900   Rex Stores Corp.(a)                                            54,027
      33,000   ShopKo Stores, Inc.                                           262,680
      17,400   Stein Mart, Inc.(a)                                           186,876
      12,700   The Wet Seal, Inc. (Class 'A' Stock)(a)                       351,663
         700   Ultimate Electronics, Inc.(a)                                  17,430
      15,000   Zale Corp.                                                    500,400
                                                                      --------------
                                                                           6,429,130
-------------------------------------------------------------------------------------
Technology Services  3.6%
         200   Affiliated Computer Services, Inc. (Class 'A'
                Stock)(a)                                                     14,400
      16,600   American Management Systems, Inc.(a)                          349,430
       9,600   ANSYS, Inc.(a)                                                127,104
      16,700   Aspen Technology, Inc.(a)                                     351,702
       1,600   BMC Software, Inc.(a)                                          38,704
       8,500   CACI International, Inc. (Class 'A' Stock)(a)                 284,410
       1,700   Citrix Systems, Inc.(a)                                        48,280
      15,600   FileNET Corp.(a)                                              218,400
       4,800   Global Payments, Inc.                                         101,520
      15,700   HNC Software Inc.(a)                                          427,511
         800   Intuit Inc.(a)                                                 25,632
         200   Jack Henry & Associates, Inc.                                   5,638
         100   Macrovision Corp.(a)                                            5,718
       3,400   MapInfo Corp.(a)                                              107,032
       6,000   National Data Corp.                                           171,900
       7,800   Pegasus Solutions, Inc.(a)                                     77,220
       7,600   Phoenix Technologies Ltd.(a)                                   82,460
       8,300   RSA Security, Inc.(a)                                         265,600
      30,600   Verity, Inc.(a)                                               689,112
         700   ZixIt Corp.                                                     8,736
                                                                      --------------
                                                                           3,400,509

    See Notes to Financial Statements                                     17

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of April 30, 2001 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Transportation  3.5%
      11,600   AMR Corp.(a)                                           $      442,076
      18,900   Arkansas Best Corp.                                           371,385
       7,000   Arnold Industries, Inc.                                       124,880
       5,400   Delta Air Lines, Inc.                                         237,762
       4,000   Fritz Companies, Inc.(a)                                       45,200
       5,600   Landstar Systems, Inc.(a)                                     365,680
      11,300   Mesa Air Group, Inc.                                          124,300
       7,400   Midwest Express Holdings, Inc.(a)                             114,626
      15,200   Roadway Express, Inc.                                         370,880
      18,200   USFreightways Corp.                                           477,022
       9,200   Werner Enterprises, Inc.                                      183,080
      22,000   Yellow Corp.(a)                                               401,060
                                                                      --------------
                                                                           3,257,951
-------------------------------------------------------------------------------------
Utilities  3.2%
       6,800   ALLETE                                                        165,716
       1,600   American States Water Co.                                      52,640
       4,000   Atmos Energy Corp.                                             90,680
      22,000   Avista Corp.                                                  437,800
         700   Edison International(a)                                         6,895
      22,600   Energen Corp.                                                 839,590
         700   Entergy Corp.                                                  28,350
         400   FirstEnergy Corp.                                              12,120
       3,600   Hawaiian Electric Industries, Inc.                            133,848
         200   Kinder Morgan, Inc.                                            11,740
       4,100   Piedmont Natural Gas Co., Inc.                                145,755
       2,400   PPL Corp.                                                     132,000
       4,800   Public Service Co. of New Mexico                              173,424
       7,900   RGS Energy Group, Inc.                                        293,880
       1,900   Southwest Gas Corp.                                            39,995
      10,900   UGI Corp.                                                     288,305
       3,400   UIL Holding Corp.                                             166,430
                                                                      --------------
                                                                           3,019,168
                                                                      --------------
               Total long-term investments (cost $79,320,765)             93,627,091
                                                                      --------------

    18                                     See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of April 30, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                              Value (Note 1)
-------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  0.3%
Repurchase Agreement  0.3%
$       270   Joint Repurchase Agreement Account,
               4.53%, 5/1/01
               (cost $270,000; Note 5)                                 $      270,000
                                                                       --------------
              Total Investments  100.7%
               (cost $79,590,765; Note 4)                                  93,897,091
              Liabilities in excess of other assets  (0.7%)                  (651,650)
                                                                       --------------
              Net Assets  100%                                         $   93,245,441
                                                                       --------------
                                                                       --------------

------------------------------
(a) Non-income producing security.
    See Notes to Financial Statements                                     19

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Statement of Assets and Liabilities (Unaudited)

                                                                   April 30, 2001
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $79,590,765)                            $ 93,897,091
Cash                                                                       2,836
Deferred organization expenses and other assets                           48,014
Receivable for Fund shares sold                                           44,510
Dividends and interest receivable                                         28,440
                                                                  ----------------
      Total assets                                                    94,020,891
                                                                  ----------------
LIABILITIES
Payable for Fund shares reacquired                                       138,556
Distribution fees payable                                                 57,529
Management fee payable                                                    43,364
Accrued expenses                                                         536,001
                                                                  ----------------
      Total liabilities                                                  775,450
                                                                  ----------------
NET ASSETS                                                          $ 93,245,441
                                                                  ----------------
                                                                  ----------------
Net assets were comprised of:
   Common stock, at par                                             $      9,358
   Paid-in capital in excess of par                                  128,936,132
                                                                  ----------------
                                                                     128,945,490
   Net investment loss                                                  (649,284)
   Accumulated net realized gain (loss) on investments               (49,357,091)
   Net unrealized appreciation/depreciation on investments            14,306,326
                                                                  ----------------
Net assets, April 30, 2001                                          $ 93,245,441
                                                                  ----------------
                                                                  ----------------

    20                                     See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                   April 30, 2001
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($23,088,820 / 2,274,566 shares of common stock issued
      and outstanding)                                                    $10.15
   Maximum sales charge (5% of offering price)                               .53
                                                                  ----------------
   Maximum offering price to public                                       $10.68
                                                                  ----------------
                                                                  ----------------
Class B:
   Net asset value, and offering price and redemption price per share ($60,920,671 / 6,155,741 shares of common stock
      issued and outstanding)                                             $ 9.90
                                                                  ----------------
                                                                  ----------------
Class C:
   Net asset value and redemption price per share
      ($7,496,306 / 757,455 shares of common stock issued and
      outstanding)                                                        $ 9.90
   Sales charge (1% of offering price)                                       .10
                                                                  ----------------
   Offering price to public                                               $10.00
                                                                  ----------------
                                                                  ----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($1,739,644 / 169,930 shares of common stock
      issued and outstanding)                                             $10.24
                                                                  ----------------
                                                                  ----------------

    See Notes to Financial Statements                                     21

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                      Ended
                                                                  April 30, 2001
---------------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends                                                       $    311,787
   Interest                                                               9,974
                                                                 ----------------
      Total income                                                      321,761
                                                                 ----------------
Expenses
   Management fee                                                       278,114
   Distribution fee--Class A                                             29,066
   Distribution fee--Class B                                            301,248
   Distribution fee--Class C                                             38,023
   Transfer agent's fees and expenses                                    95,000
   Reports to shareholders                                               72,000
   Custodian's fees and expenses                                         63,000
   Legal fees and expenses                                               32,000
   Registration fees                                                     23,000
   Amortization of deferred organizational expenses                      15,495
   Audit fees                                                            12,000
   Directors' fees                                                        6,000
   Miscellaneous                                                          6,099
                                                                 ----------------
      Total expenses                                                    971,045
                                                                 ----------------
Net investment loss                                                    (649,284)
                                                                 ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions                          2,716,734
Net change in unrealized appreciation/depreciation on
investments                                                            (858,197)
                                                                 ----------------
Net gain on investments                                               1,858,537
                                                                 ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  1,209,253
                                                                 ----------------
                                                                 ----------------

    22                                     See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Statement of Changes in Net Assets (Unaudited)

                                    Six Months       April 1, 2000           Year
                                      Ended             Through             Ended
                                  April 30, 2001    October 31, 2000    March 31, 2000
---------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS
Operations
   Net investment loss            $     (649,284)    $     (937,891)    $     (856,572)
   Net realized gain (loss) on
      investments                      2,716,734         (7,343,044)       (18,481,318)
   Net change in unrealized
      appreciation/depreciation
      on investments                    (858,197)        15,119,430         50,276,862
                                 ----------------   ----------------   ----------------
   Net increase (decrease) in
      net assets resulting from
      operations                       1,209,253          6,838,495         30,938,972
                                 ----------------   ----------------   ----------------
Fund share transactions (net of
   share conversions) (Note 6)
   Net proceeds from shares
      sold                             6,292,106          4,760,728         20,450,947
   Cost of shares reacquired         (11,293,324)       (19,252,667)      (114,601,474)
                                 ----------------   ----------------   ----------------
   Net increase (decrease) in
      net assets from Fund
      share transactions              (5,001,218)       (14,491,939)       (94,150,527)
                                 ----------------   ----------------   ----------------
Total increase (decrease)             (3,791,965)        (7,653,444)       (63,211,555)
NET ASSETS
Beginning of period                   97,037,406        104,690,850        167,902,405
                                 ----------------   ----------------   ----------------
End of period                     $   93,245,441     $   97,037,406     $  104,690,850
                                 ----------------   ----------------   ----------------
                                 ----------------   ----------------   ----------------

    See Notes to Financial Statements                                     23

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Notes to Financial Statements (Unaudited)

      Prudential Tax-Managed Small-Cap Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was incorporated in Maryland on February 4, 1997. The Fund issued 2,500 shares each of Class A, Class B, Class C and Class Z common stock for $100,000 on August 1, 1997 to Prudential Investments Fund Management LLC ('PIFM'). Investment operations commenced on November 10, 1997. Subsequent to March 31, 2000 (the Fund's prior fiscal year-end), the Fund changed its fiscal year-end to October 31. The investment objective of the Fund is long-term capital appreciation which is sought by investing primarily in equity securities of small-cap U.S. companies.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Securities listed on a securities exchange and
NASDAQ National Market System securities are valued at the last sales price on the day of valuation or, if there was no sale on such day, at the mean between the most recently quoted bid and asked prices on such day, as provided by a pricing service or at the bid price on such day in the absence of an asked price. Corporate bonds and U.S. Government securities are valued on the basis of valuations provided by a pricing service or principal market makers. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

      Short-term securities which mature in more than 60 days are valued at current market quotations by a pricing service or principal market makers. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

      All securities are valued as of 4:15 p.m., New York time.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
    24

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Taxes:    It is the Fund's policy to meet the requirements of the Internal
Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

      Deferred Organization Expenses:    Approximately $154,000 of expenses were
incurred in connection with the organization of the Fund. These costs have been deferred and are being amortized ratably over a period of 60 months from the date the Fund commenced investment operations.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadvisor's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'). The subadvisory agreement provides that the subadvisor will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the subadvisor is obligated to keep certain books and records of the Fund. Effective March 31, 2001 PIC changed its name to Prudential Investment Management, Inc. ('PIM'). PIFM continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises the subadvisor's performance of such services. PIFM pays for the services of the
                                                                          25

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

subadvisor, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PIFM is computed daily and payable monthly at an annual rate of .60 of 1% of the average daily net assets of the Fund.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Class A, Class B and Class C Plans were .25%, 1% and 1%, respectively, of the average daily net assets of Class A, Class B and Class C shares.

      PIMS has advised the Fund that it received approximately $12,700 and $4,000 in front-end sales charges resulting from sales of Class A shares and Class C shares, respectively, during the six months ended April 30, 2001. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the six months ended April 30, 2001, it received approximately $82,100 and $400 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PIFM, PIM and PIMS are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA was $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement was to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA was March 9, 2001.

      On March 7, 2001, the Fund, along with other affiliated registered investment companies, entered into an amended syndicated credit agreement (the 'amended SCA') with an unaffiliated lender. The maximum commitment under the amended SCA
    26

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

is $500 million. Interest on any such borrowings will be at market rates. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The expiration date of the amended SCA is March 6, 2002.

      The Fund utilized the line of credit during the six months ended April 30, 2001. The average daily balance the Fund had outstanding during the year was approximately $4,514,000 at a weighted average interest rate of approximately 6.00%.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended April 30, 2001, the Fund incurred fees of approximately $78,700 and $13,400, respectively, for the services of PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2001 were $47,545,777 and $52,978,502, respectively.

      The federal income tax basis of the Fund's investments at April 30, 2001 was $80,637,997 and, accordingly, net unrealized appreciation of investments for federal income tax purposes was $13,259,094 (gross unrealized appreciation--$19,416,672; gross unrealized depreciation--$6,157,578).

      For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2000, of approximately $51,756,000, of which $3,891,000 expires in 2006, $40,166,000 expires in 2007, and $7,699,000 expires in 2008.
Accordingly, no capital gains distributions are expected to be paid to shareholders until future net gains have been realized in excess of such carryforward.

Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of April 30, 2001, the Fund had a .04% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represented $270,000 in principal amount. As of such date, each repurchase agreement in the joint account and the value of the collateral therefor were as follows:
                                                                          27

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      ABN AMRO Incorporated, 4.40%, in the principal amount of $79,104,000, repurchase price $79,113,668, due 05/01/01. The value of the collateral including accrued interest was $80,686,324.

      Bear Stearns & Co. Inc., 4.55%, in the principal amount of $210,000,000, repurchase price $210,026,542, due 05/01/01. The value of the collateral including accrued interest was $215,224,348.

      Credit Suisse First Boston Corp., 4.57%, in the principal amount of $200,000,000, repurchase price $200,025,389, due 05/01/01. The value of the collateral including accrued interest was $204,000,316.

      Deutsche Banc Alex. Brown, 4.40%, in the principal amount of $65,408,000, repurchase price $65,415,994, due 05/01/01. The value of the collateral including accrued interest was $66,717,059.

      UBS Warburg, 4.55%, in the principal amount of $210,000,000, repurchase price $210,026,542, due 05/01/01. The value of the collateral including accrued interest was $214,201,402.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales charge and are offered exclusively for sale to a limited group of investors.

      There are 2 billion shares of common stock, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 500 million authorized shares.

      Transactions in shares of common stock were as follows:

Class A                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Six months ended April 30, 2001:
Shares sold                                                     224,972    $   2,239,606
Shares reacquired                                              (442,446)      (4,392,535)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (217,474)      (2,152,929)
Shares issued upon conversion from Class B                       12,359          122,136
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (205,115)   $  (2,030,793)
                                                            -----------    -------------
                                                            -----------    -------------

    28

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Class A                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
April 1, 2000 through October 31, 2000:
Shares sold                                                     207,176    $   2,005,375
Shares reacquired                                              (638,023)      (6,099,364)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (430,847)      (4,093,989)
Shares issued upon conversion from Class B                       27,460          273,777
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (403,387)   $  (3,820,212)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended March 31, 2000:
Shares sold                                                   1,766,896    $  15,129,661
Shares reacquired                                            (5,195,169)     (43,996,626)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (3,428,273)     (28,866,965)
Shares issued upon conversion from Class B                       29,878          257,051
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (3,398,395)   $ (28,609,914)
                                                            -----------    -------------
                                                            -----------    -------------
Class B
----------------------------------------------------------
Six months ended April 30, 2001:
Shares sold                                                     237,544    $   2,295,417
Shares reacquired                                              (554,472)      (5,279,880)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (316,928)      (2,984,463)
Shares issued upon conversion into Class A                      (12,656)        (122,136)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (329,584)   $  (3,106,599)
                                                            -----------    -------------
                                                            -----------    -------------
April 1, 2000 through October 31, 2000:
Shares sold                                                     173,378    $   1,641,812
Shares reacquired                                            (1,231,551)     (11,463,197)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (1,058,173)      (9,821,385)
Shares issued upon conversion into Class A                      (28,014)        (273,777)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (1,086,187)   $ (10,095,162)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended March 31, 2000:
Shares sold                                                     454,770    $   3,782,849
Shares reacquired                                            (6,708,108)     (55,819,897)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (6,253,338)     (52,037,048)
Shares reacquired upon conversion into Class A                  (30,287)        (257,051)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (6,283,625)   $ (52,294,099)
                                                            -----------    -------------
                                                            -----------    -------------

                                                                          29

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Class C                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Six months ended April 30, 2001:
Shares sold                                                      86,377    $     832,376
Shares reacquired                                              (127,536)      (1,246,416)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   (41,159)   $    (414,040)
                                                            -----------    -------------
                                                            -----------    -------------
April 1, 2000 through October 31, 2000:
Shares sold                                                      60,382    $     577,052
Shares reacquired                                              (145,438)      (1,355,134)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   (85,056)   $    (778,082)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended March 31, 2000:
Shares sold                                                      64,274    $     542,300
Shares reacquired                                            (1,209,740)      (9,983,869)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (1,145,466)   $  (9,441,569)
                                                            -----------    -------------
                                                            -----------    -------------
Class Z
----------------------------------------------------------
Six months ended April 30, 2001:
Shares sold                                                      93,182    $     924,707
Shares reacquired                                               (37,453)        (374,493)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                    55,729    $     550,214
                                                            -----------    -------------
                                                            -----------    -------------
April 1, 2000 through October 31, 2000:
Shares sold                                                      55,306    $     536,489
Shares reacquired                                               (34,547)        (334,972)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                    20,759    $     201,517
                                                            -----------    -------------
                                                            -----------    -------------
Year ended March 31, 2000:
Shares sold                                                     118,464    $     996,137
Shares reacquired                                              (577,137)      (4,801,082)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (458,673)   $  (3,804,945)
                                                            -----------    -------------
                                                            -----------    -------------

       Prudential Tax-Managed Small-Cap Fund, Inc.

 Financial
    Highlights

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Financial Highlights (Unaudited)

                                                                     Class A
                                                               --------------------
                                                                    Six Months
                                                                      Ended
                                                                April 30, 2001(d)
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   9.98
                                                                   ----------
Income from investment operations
Net investment income (loss)                                             (.04)
Net realized and unrealized gain (loss) on investment
   transactions                                                           .21
                                                                   ----------
   Total from investment operations                                       .17
                                                                   ----------
Less distributions
Distributions in excess of net investment income                           --
Distributions from net realized gains                                      --
                                                                   ----------
Net asset value, end of period                                       $  10.15
                                                                   ----------
                                                                   ----------
TOTAL RETURN(c):                                                         1.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 23,089
Average net assets (000)                                             $ 23,445
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               1.55%(b)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               1.30%(b)
   Net investment income (loss)                                          (.86)%(b)
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                 51%

------------------------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(d) Calculated based on average shares outstanding during the period.
    32                                     See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                        Class A
----------------------------------------------------------------------------------------
   April 1, 2000              Year Ended March 31,            November 10, 1997(a)
      Through           ---------------------------------           Through
October 31, 2000(d)        2000(d)              1999             March 31, 1998
----------------------------------------------------------------------------------------
      $  9.28              $   7.44           $  10.95              $  10.00
     --------           --------------     --------------         ----------
         (.06)                 (.01)               .03                   .02
          .76                  1.85              (3.41)                  .94
     --------           --------------     --------------         ----------
          .70                  1.84              (3.38)                  .96
     --------           --------------     --------------         ----------
           --                    --                 --                  (.01)
           --                    --               (.13)                   --
     --------           --------------     --------------         ----------
      $  9.98              $   9.28           $   7.44              $  10.95
     --------           --------------     --------------         ----------
     --------           --------------     --------------         ----------
         7.54%                24.73%            (31.00)%                9.60%
      $24,749              $ 26,741           $ 46,736              $115,621
      $25,180              $ 38,047           $ 82,332              $106,453
         1.70%(b)              1.45%              1.26%                 1.22%(b)
         1.45%(b)              1.20%              1.01%                  .97%(b)
        (1.07)%(b)             (.07)%              .16%                  .47%(b)
           87%                   66%               106%                   39%

    See Notes to Financial Statements                                     33

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class B
                                                               --------------------
                                                                    Six Months
                                                                      Ended
                                                                April 30, 2001(d)
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   9.77
                                                                   ----------
Income from investment operations
Net investment loss                                                      (.08)
Net realized and unrealized gain (loss) on investment
   transactions                                                           .21
                                                                   ----------
   Total from investment operations                                       .13
                                                                   ----------
Less distributions
Distributions from net realized gains                                      --
                                                                   ----------
Net asset value, end of period                                       $   9.90
                                                                   ----------
                                                                   ----------
TOTAL RETURN(c):                                                         1.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 60,921
Average net assets (000)                                             $ 60,749
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               2.30%(b)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               1.30%(b)
   Net investment loss                                                  (1.61)%(b)

------------------------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(d) Calculated based on average shares outstanding during the period.
    34                                     See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                        Class B
----------------------------------------------------------------------------------------
   April 1, 2000              Year Ended March 31,            November 10, 1997(a)
      Through           ---------------------------------           Through
October 31, 2000(d)        2000(d)              1999             March 31, 1998
----------------------------------------------------------------------------------------
      $  9.12              $   7.37           $  10.93              $  10.00
     --------           --------------     --------------         ----------
         (.10)                 (.07)              (.06)                 (.01)
          .75                  1.82              (3.37)                  .94
     --------           --------------     --------------         ----------
          .65                  1.75              (3.43)                  .93
     --------           --------------     --------------         ----------
           --                    --               (.13)                   --
     --------           --------------     --------------         ----------
      $  9.77              $   9.12           $   7.37              $  10.93
     --------           --------------     --------------         ----------
     --------           --------------     --------------         ----------
         7.13%                23.91%            (31.61)%                9.31%
      $63,340              $ 69,023           $102,094              $196,671
      $64,967              $ 89,474           $158,085              $170,484
         2.45%(b)              2.20%              2.01%                 1.97%(b)
         1.45%(b)              1.20%              1.01%                  .97%(b)
        (1.82)%(b)             (.82)%             (.58)%                (.29)%(b)

    See Notes to Financial Statements                                     35

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class C
                                                               --------------------
                                                                    Six Months
                                                                      Ended
                                                                April 30, 2001(d)
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   9.77
                                                                   ----------
Income from investment operations
Net investment loss                                                      (.08)
Net realized and unrealized gain (loss) on investment
   transactions                                                           .21
                                                                   ----------
   Total from investment operations                                       .13
                                                                   ----------
Less distributions
Distributions from net realized gains                                      --
                                                                   ----------
Net asset value, end of period                                       $   9.90
                                                                   ----------
                                                                   ----------
TOTAL RETURN(c):                                                         1.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $  7,496
Average net assets (000)                                             $  7,668
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               2.30%(b)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               1.30%(b)
   Net investment loss                                                  (1.61)%(b)

------------------------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(d) Calculated based on average shares outstanding during the period.
    36                                     See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                        Class C
----------------------------------------------------------------------------------------
   April 1, 2000              Year Ended March 31,            November 10, 1997(a)
      Through           ---------------------------------           Through
October 31, 2000(d)        2000(d)              1999             March 31, 1998
----------------------------------------------------------------------------------------
      $  9.12              $   7.37           $  10.93              $  10.00
     --------           --------------     --------------         ----------
         (.10)                 (.07)              (.08)                 (.01)
          .75                  1.82              (3.35)                  .94
     --------           --------------     --------------         ----------
          .65                  1.75              (3.43)                  .93
     --------           --------------     --------------         ----------
           --                    --               (.13)                   --
     --------           --------------     --------------         ----------
      $  9.77              $   9.12           $   7.37              $  10.93
     --------           --------------     --------------         ----------
     --------           --------------     --------------         ----------
         7.13%                23.91%            (31.61)%                9.31%
      $ 7,800              $  8,056           $ 14,951              $ 36,628
      $ 7,694              $ 11,845           $ 27,182              $ 34,000
         2.45%(b)              2.20%              2.01%                 1.97%(b)
         1.45%(b)              1.20%              1.01%                  .97%(b)
        (1.82)%(b)             (.82)%             (.59)%                (.29)%(b)

    See Notes to Financial Statements                                     37

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class Z
                                                               --------------------
                                                                    Six Months
                                                                      Ended
                                                                April 30, 2001(d)
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $  10.05
                                                                   ----------
Income from investment operations
Net investment income (loss)                                             (.03)
 Net realized and unrealized gain (loss) on investment
 transactions                                                             .22
                                                                   ----------
   Total from investment operations                                       .19
                                                                   ----------
Less distributions
Distributions in excess of net investment income                           --
Distributions from net realized gains                                      --
                                                                   ----------
Net asset value, end of period                                       $  10.24
                                                                   ----------
                                                                   ----------
TOTAL RETURN(c):                                                         1.89%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $  1,739
Average net assets (000)                                             $  1,611
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               1.30%(b)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               1.30%(b)
   Net investment income (loss)                                          (.61)%(b)

------------------------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(d) Calculated based on average shares outstanding during the period.
    38                                     See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                        Class Z
----------------------------------------------------------------------------------------
   April 1, 2000              Year Ended March 31,            November 10, 1997(a)
      Through           ---------------------------------           Through
October 31, 2000(d)        2000(d)              1999             March 31, 1998
----------------------------------------------------------------------------------------
      $  9.33              $   7.46           $  10.96              $  10.00
     --------           --------------     --------------         ----------
         (.05)                 (.02)               .05                   .02
          .77                  1.89              (3.42)                  .95
     --------           --------------     --------------         ----------
          .72                  1.87              (3.37)                  .97
     --------           --------------     --------------         ----------
           --                    --                 --                  (.01)
           --                    --               (.13)                   --
     --------           --------------     --------------         ----------
      $ 10.05              $   9.33           $   7.46              $  10.96
     --------           --------------     --------------         ----------
     --------           --------------     --------------         ----------
         7.72%                25.07%            (30.88)%                9.74%
      $ 1,148              $    872           $  4,121              $  4,039
      $   855              $  1,847           $  5,315              $  2,709
         1.45%(b)              1.20%              1.01%                  .97%(b)
         1.45%(b)              1.20%              1.01%                  .97%(b)
         (.83)%(b)              .22%               .43%                  .51%(b)

    See Notes to Financial Statements                                     39

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Supplemental Proxy Information (Unaudited)

      Meeting of the Fund's shareholders was held on February 20, 2001, in conjunction with shareholder meetings for certain other Funds within the Prudential Mutual Fund complex. The meeting was held for the following purposes:

(1) To elect the following thirteen individuals to serve on the Fund's Board of Directors to a term until the earlier to occur of (a) the next meeting of shareholders at which Board Members are elected and until their successors are elected and qualified or (b) until their terms expire in accordance with each Fund's retirement policy. Each Fund's retirement policy generally calls for the retirement of Directors on December 31 of the year in which they reach the age of 75.

   - Saul K. Fenster
   - Delayne D. Gold
   - Robert F. Gunia
   - Douglas H. McCorkindale
   - W. Scott McDonald, Jr.
   - Thomas T. Mooney
   - Stephen P. Munn
   - David R. Odenath, Jr.
   - Richard A. Redeker
   - Judy A. Rice
   - Robin B. Smith
   - Louis A. Weil, III
   - Clay T. Whitehead

(2) To permit PIFM to enter into subadvisory agreements with new subadvisors to the Fund, or make material changes to subadvisory agreements with existing subadvisors to the Fund, without obtaining shareholder approval. This is called 'Manager-of-Managers' structure and would not change the rate of advisory fees charged to a Fund.

(3) To approve an amendment to the management agreement for the Fund to permit PIFM to allocate assets among affiliated and unaffiliated subadvisors. The rate of advisory fees payable by each Fund would not change.

(4) To approve an amendment to certain fundamental investment restrictions and policies of the Fund.

(5) To ratify the selection of PricewaterhouseCoopers LLP as independent public accountants of the Fund for the current fiscal year.
    40

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Supplemental Proxy Information (Unaudited) Cont'd.

      The results of the proxy solicitation on the above matters were:

              Director/Manager/
                 Investment                Votes        Votes
            Restrictions/Auditor            for        Against     Abstentions
        -----------------------------    ---------     -------     -----------
(1)     Saul K. Fenster                  4,826,852          --            --
        Delayne D. Gold                  4,831,487          --            --
        Robert F. Gunia                  4,836,059          --            --
        Douglas McCorkindale             4,834,022          --            --
        W. Scott McDonald, Jr.           4,835,804          --            --
        Thomas T. Mooney                 4,832,740          --            --
        Stephen P. Munn                  4,836,661          --            --
        David R. Odenath, Jr.            4,835,959          --            --
        Richard A. Redeker               4,832,014          --            --
        Judy A. Rice                     4,834,041          --            --
        Robin B. Smith                   4,834,888          --            --
        Louis A. Weil, III               4,832,428          --            --
        Clay T. Whitehead                4,832,877          --            --

(2)     PIFM                             3,371,692     358,800       240,086

(3)     PIFM                             3,452,316     267,056       251,206

(4a)    Fund Diversification             3,507,308     227,504       235,766

(4b)    Issuing Senior Securities,
         Borrowing Money and Pledging
         Assets                          3,454,290     283,226       233,062

(4c)    Buying and Selling Real
         Estate                          3,457,950     272,190       240,438

(4d)    Buying and Selling
         Commodities and Commodity
         Contracts                       3,417,593     322,925       230,060

(4e)    Fund Concentration               3,496,590     238,072       235,916

(4f)    Making Loans                     3,406,291     331,638       232,649

(4g)    Other Investment Restrictions    3,429,025     288,495       253,058

(5)     PricewaterhouseCoopers LLP       4,694,032      99,943       188,591

Prudential Tax-Managed Small-Cap Fund, Inc.

       Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
  Prudential Tax-Managed Equity Fund
Prudential Value Fund
Target Funds
  Large Capitalization Growth Fund
  Large Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
Target Funds
  Small Capitalization Growth Fund
  Small Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
  Prudential Financial Services Fund
  Prudential Health Sciences Fund
  Prudential Technology Fund
  Prudential Utility Fund

Global/International Stock Funds
Global Utility Fund, Inc.
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison International Growth Fund
Target Funds
  International Equity Fund

Strategic Partners Series
Strategic Partners Focused Growth Fund*
Strategic Partners New Era Growth Fund*
Strategic Partners Focused Value Fund*

BALANCED/ALLOCATION FUNDS
Prudential Diversified Funds
  Conservative Growth Fund
  Moderate Growth Fund
  High Growth Fund
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund
           www.PruFN.com  (800) 225-1852

BOND FUNDS
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
  Income Portfolio
Prudential Total Return Bond Fund, Inc.
Target Funds
  Total Return Bond Fund

Tax-Free Bond Funds
Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Income Series
  Insured Series
Prudential Municipal Series Fund
  Florida Series
  New Jersey Series
  New York Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Funds
Prudential Global Total Return Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
  Liquid Assets Fund
  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series
Prudential MoneyMart Assets, Inc.
Special Money Market Fund, Inc.

Tax-Free Money Market Funds
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  New Jersey Money Market Series
  New York Money Market Series
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
COMMAND Government Fund
COMMAND Money Fund
COMMAND Tax-Free Fund

* Not currently exchangeable with the Prudential mutual funds.

Prudential Tax-Managed Small-Cap Fund, Inc.

  Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

There's No Reward Without Risk; but Is This Risk Worth It? Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

Keeping Up With the Joneses
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

              www.PruFN.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852
----------------------
Directors
Saul K. Fenster
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
W. Scott McDonald, Jr.
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Marguerite E.H. Morrison, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment
   Management Services LLC
Three Gateway Center, 14th Floor
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

---------------------------------
Fund Symbols    NASDAQ    CUSIP
Class A         PQVAX   74437J106
Class B         PQVBX   74437J205
Class C         PQVCX   74437J304
Class Z         PSQZX   74437J403

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2001, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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